Employees, Directors share options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares	Dec. 31, 2020 shares £ / shares
Share options held by directors [Abstract]
Share options granted (in shares)	1,320,000		0
Joseph Wiley [Member]
Share options held by directors [Abstract]
Number (in shares)	6,437,460	6,437,460		6,437,460
Joseph Wiley [Member] | Bottom of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share) | £ / shares		£ 0.0076		£ 0.0076
Expiration Date	Nov. 28, 2024	Nov. 28, 2024
Joseph Wiley [Member] | Top of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share) | £ / shares		£ 1.2150		£ 1.2150
Expiration Date	Nov. 04, 2026	Nov. 04, 2026
Raymond T. Stafford [Member]
Share options held by directors [Abstract]
Number (in shares)	220,000			220,000
Exercise price per share (in sterling per share) | $ / shares	$ 2.25
Expiration Date	Jul. 09, 2027
Share options granted (in shares)	220,000
George P. Hampton, Jr. [Member]
Share options held by directors [Abstract]
Number (in shares)	220,000			220,000
Exercise price per share (in sterling per share) | $ / shares	$ 2.25
Expiration Date	Jul. 09, 2027
Share options granted (in shares)	220,000
Dr. Alain H. Munoz [Member]
Share options held by directors [Abstract]
Number (in shares)	220,000			220,000
Exercise price per share (in sterling per share) | $ / shares	$ 2.25
Expiration Date	Jul. 09, 2027
Share options granted (in shares)	220,000
Donald K. Stern [Member]
Share options held by directors [Abstract]
Number (in shares)	220,000			220,000
Exercise price per share (in sterling per share) | $ / shares	$ 2.25
Expiration Date	Jul. 09, 2027
Share options granted (in shares)	220,000
Dr. Patrick V.J.J. Vink [Member]
Share options held by directors [Abstract]
Number (in shares)	220,000			220,000
Exercise price per share (in sterling per share) | $ / shares	$ 2.25
Expiration Date	Jul. 09, 2027
Share options granted (in shares)	220,000
Stephen T. Wills [Member]
Share options held by directors [Abstract]
Number (in shares)	220,000			220,000
Exercise price per share (in sterling per share) | $ / shares	$ 2.25
Expiration Date	Jul. 09, 2027
Share options granted (in shares)	220,000